Consolidated Statements of Cash Flows (Parenthetical) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Cash Flows
Yingil Hainan's percentage of equity owner (as a percent)	30.00%	30.00%	30.00%
Proceeds from issuance of senior secured convertible notes, issuance cost			2,344